CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 1,429,105	$ 415,858
Loss from operations	(1,429,105)	(415,858)
Other income (expense):
Interest earned on marketable securities held in Trust Account	1,645,906	13,316
Total other income, net	1,645,906	13,316
Income (loss) before provision for income taxes	216,801	(402,542)
Provision for income taxes	(395,019)
Net loss	$ (178,218)	$ (402,542)
Redeemable common stock
Other income (expense):
Basic weighted average shares outstanding (in shares)	11,425,027	4,505,479
Diluted weighted average shares outstanding (in shares)	11,425,027	4,505,479
Basic net loss per share (in dollar per share)	$ (0.01)	$ (0.05)
Diluted net loss per share (in dollar per share)	$ (0.01)	$ (0.05)
Non-redeemable common stock
Other income (expense):
Basic weighted average shares outstanding (in shares)	3,336,500	2,827,725
Diluted weighted average shares outstanding (in shares)	3,336,500	2,827,725
Basic net loss per share (in dollar per share)	$ (0.01)	$ (0.05)
Diluted net loss per share (in dollar per share)	$ (0.01)	$ (0.05)